Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 1, 2011
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS I
Central Index Key	dei_EntityCentralIndexKey	0000917469
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 1, 2011
Prospectus Date	rr_ProspectusDate	Feb 1, 2011

Loomis Sayles Small Cap Value Fund

LOOMIS SAYLES FUNDS

Supplement dated June 1, 2011 to the Retail Equity Prospectus dated February 1, 2011, as may be revised or supplemented from time to time, for the following fund:

Loomis Sayles Small Cap Value Fund (the "Fund")

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to the Fund.

The Fund's Institutional Class shares total return year to date as of March 31, 2011 was 8.05%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS I
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
Loomis Sayles Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000917469s_SupplementTextBlock

LOOMIS SAYLES FUNDS

Supplement dated June 1, 2011 to the Retail Equity Prospectus dated February 1, 2011, as may be revised or supplemented from time to time, for the following fund:

Loomis Sayles Small Cap Value Fund (the "Fund")

Effective immediately, the following sentence is added under the bar chart in the section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to the Fund.

The Fund's Institutional Class shares total return year to date as of March 31, 2011 was 8.05%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 1, 2011